Janus Henderson Mid Cap Growth Alpha ETF
Schedule of Investments
(unaudited)
July 31, 2025

Shares/
Principal Amounts Value
Common Stocks - 100 .0%
Aerospace & Defense - 4 .1%
HEICO Corp. 34 $ 11,111
HEICO Corp. - Class A 1,749 451,400
Howmet Aerospace, Inc. 3,500 629,195
1,091,706
Banks - 1 .1%
Popular, Inc. 2,600 297,908
Beverages - 0 .4%
Celsius Holdings, Inc.* 2,211 100,247
Biotechnology - 2 .1%
Exelixis, Inc.* 5,964 216,016
Halozyme Therapeutics, Inc.* 2,761 165,577
Neurocrine Biosciences, Inc.* 1,397 179,138
560,731
Capital Markets - 10 .4%
Ameriprise Financial, Inc. 1,725 893,878
Ares Management Corp. - Class A 4,572 848,243
Coinbase Global, Inc. - Class A* 355 134,105
Houlihan Lokey, Inc. - Class A 2,921 556,918
Lazard, Inc. - Class A 4,871 253,194
XP, Inc. - Class A 4,585 74,002
2,760,340
Commercial Services & Supplies - 1 .7%
Rollins, Inc. 3,980 227,935
Veralto Corp. 2,129 223,183
451,118
Communications Equipment - 0 .5%
Ubiquiti, Inc. 277 120,625
Construction & Engineering - 4 .2%
Comfort Systems USA, Inc. 581 408,617
EMCOR Group, Inc. 816 512,032
MasTec, Inc.* 1,057 199,995
1,120,644
Consumer Finance - 1 .2%
Credit Acceptance Corp.
#
,* 346 169,637
SoFi Technologies, Inc.* 6,955 157,044
326,681
Consumer Staples Distribution & Retail - 0 .7%
Sprouts Farmers Market, Inc.* 1,225 185,636
Diversified Consumer Services - 1 .5%
Grand Canyon Education, Inc.* 933 157,332
H&R Block, Inc. 4,234 230,075
387,407
Electric Utilities - 2 .0%
NRG Energy, Inc. 3,118 521,330
Electrical Equipment - 3 .7%
Rockwell Automation, Inc. 791 278,203
Vertiv Holdings Co. - Class A 4,785 696,696
974,899
Electronic Equipment, Instruments & Components - 2 .3%
CDW Corp. 1,376 239,947
Jabil, Inc. 1,706 380,728
620,675

Janus Henderson Mid Cap Growth Alpha ETF
Schedule of Investments
(unaudited)
July 31, 2025

Shares/
Principal Amounts Value
Common Stocks - (continued)
Entertainment - 4 .3%
Live Nation Entertainment, Inc.* 2,994 $ 442,214
ROBLOX Corp. - Class A* 5,176 713,201
1,155,415
Financial Services - 2 .4%
Equitable Holdings, Inc. 12,515 642,645
Ground Transportation - 0 .4%
Lyft, Inc. - Class A* 7,116 100,051
Health Care Equipment & Supplies - 3 .3%
IDEXX Laboratories, Inc.* 1,082 578,124
ResMed, Inc. 1,095 297,774
875,898
Health Care Providers & Services - 4 .9%
Cardinal Health, Inc. 2,168 336,517
Cencora, Inc. 3,356 960,084
1,296,601
Health Care Technology - 1 .7%
Veeva Systems, Inc. - Class A* 1,617 459,551
Hotels, Restaurants & Leisure - 9 .1%
Carnival Corp.* 8,880 264,358
Darden Restaurants, Inc. 1,732 349,292
Expedia Group, Inc. 1,870 337,011
Hilton Worldwide Holdings, Inc. 294 78,816
Light & Wonder, Inc.* 1,292 124,445
Royal Caribbean Cruises Ltd. 2,893 919,598
Texas Roadhouse, Inc. - Class A 1,123 207,901
Vail Resorts, Inc. 1,023 153,716
2,435,137
Household Durables - 1 .6%
Somnigroup International, Inc. 3,298 238,709
TopBuild Corp.* 472 174,843
413,552
Independent Power and Renewable Electricity Producers - 2 .5%
Vistra Corp. 3,231 673,793
Insurance - 1 .9%
Kinsale Capital Group, Inc. 362 159,530
Markel Group, Inc.* 170 341,409
500,939
Interactive Media & Services - 1 .0%
Pinterest, Inc. - Class A* 7,065 272,709
IT Services - 3 .0%
Gartner, Inc.* 1,268 429,408
GoDaddy, Inc. - Class A* 1,967 317,828
Kyndryl Holdings, Inc.* 1,682 63,529
810,765
Life Sciences Tools & Services - 1 .4%
Medpace Holdings, Inc.* 849 362,693
Machinery - 0 .8%
Allison Transmission Holdings, Inc. 2,416 217,609
Media - 0 .7%
Nexstar Media Group, Inc. - Class A 1,015 189,917
Oil, Gas & Consumable Fuels - 1 .9%
Cheniere Energy, Inc. 1,335 314,900

Janus Henderson Mid Cap Growth Alpha ETF
Schedule of Investments
(unaudited)
July 31, 2025

Shares/
Principal Amounts Value
Common Stocks - (continued)
Oil, Gas & Consumable Fuels - (continued)
Texas Pacific Land Corp. 200 $ 193,626
508,526
Professional Services - 3 .0%
Booz Allen Hamilton Holding Corp. - Class A 1,951 209,401
Verisk Analytics, Inc. - Class A 2,095 583,897
793,298
Retail REITs - 1 .4%
Simon Property Group, Inc. 2,236 366,234
Semiconductors & Semiconductor Equipment - 1 .5%
Monolithic Power Systems, Inc. 575 408,963
Software - 6 .9%
Bentley Systems, Inc. - Class B 5,371 311,411
Docusign, Inc. - Class A* 2,462 186,226
Gen Digital, Inc. 12,340 363,907
Manhattan Associates, Inc.* 1,588 348,820
Pegasystems, Inc. 5,312 311,867
Rubrik, Inc. - Class A* 1,251 118,782
Teradata Corp.* 9,298 194,607
1,835,620
Specialty Retail - 3 .5%
Carvana Co. - Class A* 1,228 479,129
Chewy, Inc. - Class A* 2,748 100,851
Ulta Beauty, Inc.* 708 364,627
944,607
Technology Hardware, Storage & Peripherals - 1 .9%
NetApp, Inc. 4,910 511,278
Super Micro Computer, Inc.
#
,* 117 6,900
518,178
Textiles, Apparel & Luxury Goods - 2 .4%
Ralph Lauren Corp. - Class A 677 202,254
Tapestry, Inc. 4,165 449,945
652,199
Trading Companies & Distributors - 2 .6%
Core & Main, Inc. - Class A* 4,269 271,679
Ferguson Enterprises, Inc. 1,836 410,034
681,713
Total Common Stocks (cost 25,124,488) 26,636,560
Investments Purchased with Cash Collateral from Securities Lending - 0 .4%
Investment Companies - 0 .3%
Janus Henderson Cash Collateral Fund LLC, 4.2961%
£,∞
78,951 78,951
Time Deposits - 0 .1%
Royal Bank of Canada, 4.3100%, 8/1/25 $ 19,738 19,738
Total Investments Purchased with Cash Collateral from Securities Lending
(cost $98,689) 98,689
Total Investments (total cost $ 25,223,177 ) - 100 .4% 26,735,249
Liabilities, net of Cash, Receivables and Other Assets - (0.4%) (109,635)
Net Assets - 100.0% $26,625,614

Janus Henderson Mid Cap Growth Alpha ETF
Schedule of Investments
(unaudited)
July 31, 2025

Summary of Investments by Country - (Long Positions) (unaudited)
Country Value
% of
Investment
Securities
United States $ 26,363,339 98 .6%
Puerto Rico 297,908 1 .1
Brazil 74,002 0 .3
Total $26,735,249 100 .0%
Schedule of Affiliated
Investments -
(% of Net Assets)
Affiliated
Investments,
at Value at
10/31/24 Purchases
Sales
Proceeds
Realized
Gain/(Loss)
Change in
Unrealized
Appreciatio n/
(Depreciation)
Affiliated
Investments, at
Value at
7/31/25
............. Shares
Held at
7/31/25
Dividend
Income
Investments Purchased
with Cash Collateral from
Securities Lending - 0.4%
Investment Companies - 0.3%
Janus Henderson Cash
Collateral Fund LLC,
4.2961%
∞
$ – $ 840,128 $ (761,177) $ – $ – $ 78,951 78,951 $ 690
Δ
Investment Company - N/A
Money Market Funds - N/A
Janus Henderson Cash
Liquidity Fund LLC,
4.3597%
∞
1,360 278,910 (280,270) – – – – 369
Total Affiliated Investments
- 0.3% $1,360 $1,119,038 $(1,041,447) $– $– $78,951 $1,059

Janus Henderson Mid Cap Growth Alpha ETF
Notes to Schedule of Investments and Other Information
(unaudited)
July 31, 2025

LLC Limited Liability Company
REIT Real Estate Investment Trust
* Non-income producing security.
# Loaned security; a portion of the security is on loan at July 31, 2025.
∞ Rate shown is the 7-day yield as of July 31, 2025.
£ The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.
Δ Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.
The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of July 31, 2025 . See Notes to Financial Statements for more information.
Valuation Inputs
Summary
Level 1 -
Quoted Prices
Level 2 -
Other Significant
Observable Inputs
Level 3 -
Significant
Unobservable Inputs
Total
Assets
Investments in Securities:
Common Stocks $ 26,636,560 $ — $ — $ 26,636,560
Investments Purchased with Cash
Collateral from Securities Lending — 98,689 — 98,689
Total Assets $ 26,636,560 $ 98,689 $ — $ 26,735,249

Janus Henderson Mid Cap Growth Alpha ETF

Investment Valuation
Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule
2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”).
Equity securities, including shares of exchange-traded funds, traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the London Stock Exchange. The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the Adviser-approved pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a non-valued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-
lot position. The value of the securities of mutual funds held by the Fund, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Fund, if any, will be calculated using the NAV of such funds.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof)
obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; and certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited

Janus Henderson Mid Cap Growth Alpha ETF

to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.
The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of July 31, 2025 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of
Investments and Other Information.
For additional information on the Fund, please refer to the Fund's most recent semiannual or annual financial statements.
125-35-71260 09-25